Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and dividend income	SFr 12,251	SFr 9,658	SFr 11,261
Interest expense	(6,910)	(3,847)	(5,313)
Net interest income	5,341	5,811	5,948
Commissions and fees	8,853	13,165	11,853
Trading revenues	(451)	2,431	3,295
Other revenues	1,178	1,289	1,293
Net revenues	14,921	22,696	22,389
Provision for credit losses	16	4,205	1,096
Compensation and benefits	8,813	8,963	9,890
General and administrative expenses	7,782	7,159	6,523
Commission expenses	1,012	1,243	1,256
Goodwill impairment	23	1,623	0
Restructuring expenses	533	103	157
Total other operating expenses	9,350	10,128	7,936
Total operating expenses	18,163	19,091	17,826
Income/(loss) before taxes	(3,258)	(600)	3,467
Income tax expense/(benefit)	4,048	1,026	801
Net income/(loss)	(7,306)	(1,626)	2,666
Net income/(loss) attributable to noncontrolling interests	(13)	24	(3)
Net income/(loss) attributable to shareholders	SFr (7,293)	SFr (1,650)	SFr 2,669
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (2.55)	SFr (0.63)	SFr 1.02
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (2.55)	SFr (0.63)	SFr 0.99
Bank
Interest and dividend income	SFr 12,265	SFr 9,593	SFr 11,220
Interest expense	(6,868)	(3,668)	(5,260)
Net interest income	5,397	5,925	5,960
Commissions and fees	8,861	13,180	11,850
Trading revenues	(525)	2,371	3,178
Other revenues	1,480	1,566	1,515
Net revenues	15,213	23,042	22,503
Provision for credit losses	15	4,209	1,092
Compensation and benefits	7,689	8,011	8,860
General and administrative expenses	9,338	8,581	7,962
Commission expenses	1,012	1,243	1,256
Goodwill impairment	23	976	0
Restructuring expenses	467	113	122
Total other operating expenses	10,840	10,913	9,340
Total operating expenses	18,529	18,924	18,200
Income/(loss) before taxes	(3,331)	(91)	3,211
Income tax expense/(benefit)	3,973	938	697
Net income/(loss)	(7,304)	(1,029)	2,514
Net income/(loss) attributable to noncontrolling interests	(31)	(100)	3
Net income/(loss) attributable to shareholders	SFr (7,273)	SFr (929)	SFr 2,511